Deferred income tax - Movement in deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement in deferred tax assets and liabilities
Balance at beginning of period	$ (115)	$ (112)	$ (137)
Credited/(charged) to the income statement (note 7)	(8)	2	13
Credited/(charged) to other comprehensive income	(17)		11
Exchange	4	(5)	1
Balance at end of period	(136)	(115)	(112)
Assets
Movement in deferred tax assets and liabilities
Balance at beginning of period	135	123	121
Credited/(charged) to the income statement (note 7)	14	5	(7)
Credited/(charged) to other comprehensive income	(5)		9
Exchange	(6)	7
Balance at end of period	138	135	123
Liabilities
Movement in deferred tax assets and liabilities
Balance at beginning of period	(250)	(235)	(258)
Credited/(charged) to the income statement (note 7)	(22)	(3)	20
Credited/(charged) to other comprehensive income	(12)		2
Exchange	10	(12)	1
Balance at end of period	$ (274)	$ (250)	$ (235)